Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Calculation of Basic and Diluted Earnings Per Share Amounts

	2021				2020					2019
	Per Series		Per Series		Per Series		Per Series		Per Series		Per Series
	“B” Shares		“D” Shares		“B” Shares		“D” Shares		“B” Shares		“D” Shares
(in millions of shares)
Weighted average number of shares for basic earnings per share		9,242.88		8,630.54		9,243.59		8,633.38		9,244.16		8,635.65
Effect of dilution associated with non-vested shares for share based payment plans		3.54		14.17		2.83		11.33		2.26		9.06
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding)		9,246.42		8,644.71		9,246.42		8,644.71		9,246.42		8,644.71
Dividend rights per series (see Note 23.1)		100%		125%		100%		125%		100%		125%
Weighted average number of shares further adjusted to reflect dividend rights		9,246.42		10,805.89		9,246.42		10,805.89		9,246.42		10,805.89
Basic earnings per share		1.42		1.78		(0.10)		(0.12)		1.03		1.29
Diluted earnings per share		1.42		1.78		(0.10)		(0.12)		1.03		1.29
Allocation of earnings, weighted		46.11%		53.89%		46.11%		53.89%		46.11%		53.89%
Net controlling interest income allocated	Ps.	13,139	Ps.	15,356	Ps.	(890)	Ps.	(1,040)	Ps.	9,545	Ps.	11,154